Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
September 30, 2025

See accompanying notes to schedule of investments.
(Amounts in thousands)
Par/Shares Description
Acquisition
Date
Value as of
September 30, 2025
Private Real Estate - 66.4%
Equity - 19.6%
Development - 13.3%
N/A Income 1 TRS, LLC | Various locations  (Cost $66,899)
(1)(2)(3)(4)
03/31/22 $ 83,404
Land - 1.0%
N/A FR Fairfax, LLC | Los Angeles, CA  (Cost $3,787)
(1)(2)(3)(4)
01/10/24 $ 3,250
N/A FR La Brea, LLC | Los Angeles, CA  (Cost $3,300)
(1)(2)(3)(4)
04/30/25 3,300
Total Land (Cost $7,087 ) $ 6,550
Multifamily - 5.3%
N/A FR MP Brandon Glen JV, LLC | Conyers, GA  (Cost $8,657)
(2)(3)(4)
03/31/22 $ 13,660
N/A Luxe JV, LP | Tampa, FL  (Cost $7,670)
(2)(3)
03/31/22 7,779
N/A Presley JV, LP | Charlotte, NC  (Cost $4,852)
(2)(3)
03/31/22 5,132
N/A The View JV LP | Lewisville, TX  (Cost $6,105)
(2)(3)
03/31/22 6,591
Total Multifamily (Cost $27,284 ) $ 33,162
Total Equity (Cost $101,270) $ 123,116
Mezzanine Debt - 2.7%
Multifamily - 2.7%
$ 7,067 RSE Boat Club Investor, LLC | Fort Worth, TX, 14.54% (10.25% + SOFR, all PIK), 09/27/25 (Cost
$10,168)
(2)(3)(5)(6)
09/27/22 $ 10,166
2,691 RSE Palomino Investor, LLC | Glendale, AZ, 14.54% (10.25% + SOFR, all PIK), 08/28/26 (Cost
$3,396)
(2)(3)(5)(6)
02/28/23 3,396
3,017 RSE Vista Norte Investor, LLC | Anthem, AZ, 14.54% (10.25% + SOFR, all PIK), 06/23/26 (Cost
$3,764)
(2)(3)(5)(6)
12/23/22 3,764
Total Multifamily (Cost $17,328 ) $ 17,326
Total Mezzanine Debt (Cost $17,328) $ 17,326
Preferred Equity - 32.2%
Hospitality - 0.3%
$ 2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19
(Cost $2,229)
(2)(3)(4)(7)
03/31/22 $ 2,150
Multifamily - 31.9%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26 (Cost
$4,500)
(2)(3)
03/31/22 $ 4,500
16,393 Encore Narcoossee, LLC | Orlando, FL, 9.85% (9.85% PIK), 12/29/25
(Cost $21,479)
(2)(3)(6)
06/29/22 21,479
6,835 Fort Myers Reef Holdings, LLC | Fort Myers, FL, 10.90% (6.83% Cash + 4.07% PIK), 09/01/28
(Cost $9,981)
(1)(2)(3)(6)
03/31/22 9,996
10,787 Fundrise Busbee Investor, LLC | Asheville, NC, 15.00% (4.00% Cash + 11.00% PIK), 01/10/29
(Cost $12,556)
(1)(2)(3)(6)
12/04/23 12,594
1,538 Fundrise East Village Investor I, LLC | Roswell, GA, 14.25% (14.25% PIK), 04/23/27 (Cost
$1,890)
(1)(2)(3)(6)
04/24/24 1,892
3,388 Fundrise Fair Lakes Investor, LLC | Fairfax, VA, 14.00% (5.00% Cash + 9.00% PIK), 09/04/29
(Cost $3,410)
(2)(3)(6)
09/04/25 3,410
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00% (13.00% PIK), 03/21/27 (Cost
$11,779)
(2)(3)(6)
11/01/23 11,779
1,547 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50% (4.00% Cash + 11.50% PIK), 02/09/27
(Cost $1,797)
(1)(2)(3)(6)
02/09/24 1,798
2,291 Fundrise Jackson Parc Investor I, LLC | North Augusta, SC, 13.00% (13.00% PIK), 09/04/28 (Cost
$2,305)
(2)(3)(6)
09/04/24 2,305
10,000 Fundrise Kelly Park Investor I, LLC | Apopka, FL, 13.00% (13.00% PIK), 01/28/29
(Cost $10,117)
(2)(3)(6)
01/29/25 10,134
18,583 Fundrise Lemon Creek Investor I, LLC | Boerne, TX, 13.50%, (13.50% PIK), 10/15/28 (Cost
$19,926)
(2)(3)(6)
10/15/24 19,973
15,434 Fundrise Mont Belvieu Investor I, LLC | Baytown, TX, 13.50% (13.50% PIK), 09/26/28 (Cost
$16,898)
(2)(3)(6)
09/26/24 16,936
14,000 Fundrise NoDa Investor I, LLC | Charlotte, NC, 13.00% (13.00% PIK), 07/02/28 (Cost
$14,899)
(2)(3)(6)
07/02/24 14,928
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00% (13.00% PIK), 10/08/26 (Cost
$10,856)
(1)(2)(3)(6)
10/19/23 10,861
2,263 Fundrise Pelican Investor I, LLC | Myrtle Beach, SC, 16.00% (4.00% Cash + 12.00% PIK), 11/17/28
(Cost $2,528)
(1)(2)(3)(6)
10/08/24 2,536

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
September 30, 2025

See accompanying notes to schedule of investments.
Par/Shares Description
Acquisition
Date
Value as of
September 30, 2025
Multifamily - 31.9% (continued)
$ 1,649 Fundrise Providence Commons Investor I, LLC | Aubrey, TX, 14.00% (14.00% PIK), 04/10/29 (Cost
$1,706)
(2)(3)(6)
04/10/25 $ 1,711
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00% (13.00% PIK), 08/05/26 (Cost
$14,022)
(1)(2)(3)(6)
11/15/23 14,023
4,648 Fundrise Silo Park Investor, LLC | Salt Lake City, UT, 13.00% (13.00% PIK), 11/01/28 (Cost
$4,713)
(2)(3)(6)
07/07/25 4,734
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00% (13.00% PIK), 01/05/27 (Cost
$9,322)
(1)(2)(3)(6)
11/15/23 9,327
4,160 RSE Daytona Investor I, LLC | Daytona Beach, FL, 13.50% (13.50% PIK), 02/05/26 (Cost
$5,517)
(1)(2)(3)(6)
02/09/23 5,517
6,438 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $6,438)
(2)(3)
03/31/22 6,469
10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00% (14.00% PIK), 01/29/26 (Cost
$12,944)
(2)(3)(6)
03/31/22 12,945
Total Multifamily (Cost $199,583 ) $ 199,847
Total Preferred Equity (Cost $201,812) $ 201,997
Promissory Notes - 7.1%
Development - 7.1%
$ 8,224 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/30 (Cost $8,224)
(1)(2)(3)
09/23/22 $ 8,222
7,694 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/30 (Cost $7,694)
(1)(2)(3)
05/02/22 7,641
9,482 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/30 (Cost $9,482)
(1)(2)(3)
07/29/22 9,422
11,344 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/14/30 (Cost $11,344)
(1)(2)(3)
06/15/22 11,299
7,868 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/30 (Cost $7,868)
(1)(2)(3)
08/22/22 7,830
Total Development (Cost $44,612 ) $ 44,414
Total Promissory Notes (Cost $44,612) $ 44,414
Senior Debt - 4.8%
Land - 4.8%
$ 29,905 The Station East Owner II, LLC | Union City, CA, 13.00%, 05/20/27 (Cost $29,905)
(2)(3)
05/19/25 $ 29,928
Total Senior Debt (Cost $29,905) $ 29,928
Total Private Real Estate (Cost $394,927) $ 416,781
Common Stock - 1.7%
Mortgage Real Estate Investment Trust - 1.7%
1,061 AGNC Investment Corp. REIT $ 10,390
Total Mortgage Real Estate Investment Trust (Cost $9,924 ) $ 10,390
Total Common Stock (Cost $9,924) $ 10,390
Commercial Mortgage-Backed Securities - 28.1%
Non-U.S. Government Agency Issues - 28 . 1%
$ 10,000 ARES Industrial Real Estate - ARES 2024-IND D, 7.04% (2.89% + SOFR), 07/15/26
(5)(8)(9)
$ 10,057
10,000 ARES Industrial Real Estate - ARES 2024-IND E, 8.09% (3.94% + SOFR), 07/15/26
(5)(8)(9)
10,041
10,000 ARES Industrial Real Estate - ARES 2024-IND2 E, 7.59% (3.44% + SOFR), 10/15/29
(5)(8)(9)
10,039
5,740 ARES Industrial Real Estate - ARES 2025-IND3 D, 6.70% (2.55% + SOFR), 04/15/27
(5)(8)
5,757
5,120 ARES Industrial Real Estate - ARES 2025-IND3 E, 7.70% (3.55% + SOFR), 04/15/27
(5)(8)
5,140
7,666 Blackstone Industrial - BX Commercial Mortgage Trust 2025-BCAT D, 6.80% (2.65% + SOFR),
08/15/27
(5)(8)
7,703
2,878 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-AIR2 D, 6.94% (2.79% + SOFR),
10/15/26
(5)(8)(9)
2,892
14,290 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-AIRC D, 7.24% (3.09% + SOFR),
08/15/26
(5)(8)(9)
14,361
4,000 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-GPA2 E, 7.70% (3.54% + SOFR),
11/15/26
(5)(8)(9)
4,011
2,000 Brookfield Multifamily - BMP 2024-MF23 D, 6.54% (2.39% + SOFR), 06/15/26
(5)(8)(9)
2,008
2,100 Buckingham Multifamily - GSAT Trust 2025-BMF D, 6.65% (2.50% + SOFR), 07/15/27
(5)(8)
2,107
5,000 Buckingham Multifamily - GSAT Trust 2025-BMF E, 7.45% (3.30% + SOFR), 07/15/27
(5)(8)
5,022
16,100 Buckingham Multifamily - GSAT Trust 2025-BMF F, 8.30% (4.15% + SOFR), 07/15/27
(5)(8)
16,181
10,000 Dalfen Industrial - DBGS Mortgage Trust 2024-SBL C, 7.14% (2.99% + SOFR), 08/15/26
(5)(8)
10,031
3,247 LBA Industrial - LBA Trust 2024-7IND D, 6.79% (2.64% + SOFR), 10/15/26
(5)(8)(9)
3,263
5,000 QTS Data Centers - BX 2025-VLT6 E, 7.34% (3.19% + SOFR), 03/15/27
(5)(8)
5,004
8,250 QTS Data Centers - BX 2025-VLT7 D, 7.40% (3.25% + SOFR), 07/15/27
(5)(8)
8,337
11,000 QTS Data Centers - BX 2025-VLT7 E, 7.90% (3.75% + SOFR), 07/15/27
(5)(8)
11,086

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
September 30, 2025

See accompanying notes to schedule of investments.
Par/Shares Description
Acquisition
Date
Value as of
September 30, 2025
Non-U.S. Government Agency Issues - 28.1% (continued)
$ 2,000 Starwood Industrial - SCG Commercial Mortgage Trust 2025-SNIP D, 6.85% (2.60% + SOFR),
09/15/27
(5)(8)
$ 2,010
1,300 Starwood Industrial - SCG Commercial Mortgage Trust 2025-SNIP E, 7.65% (3.40% + SOFR),
09/15/27
(5)(8)
1,309
10,000 Starwood Multifamily - SCG Commercial Mortgage Trust 2025-FLWR D, 6.45% (2.30% + SOFR),
08/15/27
(5)(8)
10,030
12,500 SWITCH Data Centers - SWCH 2025-DATA E, 7.49% (3.34% + SOFR), 02/15/27
(5)(8)
12,484
7,500 TPG Industrial - DGWD Trust 2025-INFL D, 6.90% (2.75% + SOFR), 08/15/27
(5)(8)
7,499
10,000 TPG Industrial - DGWD Trust 2025-INFL E, 8.15% (4.00% + SOFR), 08/15/27
(5)(8)
10,010
Total Commercial Mortgage-Backed Securities (Cost $175,515) $ 176 , 382
Residential Mortgage-Backed Securities - 8.6%
Non-U.S. Government Agency Issues - 8 . 6%
$ 4,200 ACREC Partners Multifamily - ACREC 2025 FL3 LLC D, 7.18% (3.04% + SOFR), 01/18/27
(5)(8)(9)
$ 4,124
2,500 ACREC Partners Multifamily - ACREC 2025 FL3 LLC E, 7.93% (3.79% + SOFR), 01/18/27
(5)(8)(9)
2,431
3,400 Arbor Realty Multifamily - ARCREN 2025-FL1 LLC D, 7.43% (3.29% + SOFR), 01/20/28
(5)(8)
3,398
3,000 MF1 Multifamily - MF1 2025-FL17 LLC E, 7.63% (3.49% + SOFR), 07/18/26
(5)(8)
2,976
10,000 MF1 Multifamily - MF1 2025-FL20 LLC D, 6.74% (2.60% + SOFR), 02/18/28
(5)(8)
10,010
5,000 MF1 Multifamily - MF1 2025-FL20 LLC E, 7.46% (3.35% + SOFR), 02/18/28
(5)(8)
5,003
7,745 Progress Residential Single Family - PROG RES 2022-SFR7 Trust E1, 6.75%, 10/27/27
(8)
7,817
17,000 Rithm Single Family - NRMLT 2022-SFR2 F, 4.00%, 09/04/27
(8)
16,056
2,358 Tricon Residential Single Family - TCN 2025-SFR2 D, 6.07%, 08/17/32
(8)
2,407
Total Residential Mortgage-Backed Securities (Cost $53,454) $ 54 , 222
Short-Term Investment - 3.3%
20,884 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 4.09%
(10)
$ 20,884
Total Short-Term Investment (Cost $20,884) $ 20,884
Total investments, at value - 108.1% (Cost $654,704) $ 678,659
Liabilities in excess of other assets - (8.1)% (51,082)
Total Net Assets - 100.0% $ 627,577
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
(1)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(2)
Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at September 30, 2025 is approximately $416,781 (amount in thousands) and represents approximately 66.4% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Non-income producing investment.
(5)
This investment has a floating interest rate. Coupon rate, reference index and spread shown at September 30, 2025.
(6)
The investment accrues interest at a stated rate, consisting of both cash and PIK components. The rate applicable to the PIK portion is disclosed separately.
PIK interest is computed at the contractual rate specified in each loan agreement and is added to the principal balance of the investment rather than being paid in cash. PIK interest is recognized as interest income as it accrues, and its collection is typically deferred until repayment of the related principal.
(7)
As of September 30, 2025, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-
accrual. The real estate investment is secured by the underlying property.
(8)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at September 30, 2025 is approximately $230,604 (amount in thousands) and represents approximately 36.7% of net assets.
(9)
All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase.
(10)
Rate disclosed is representative of the seven-day effective yield as of September 30, 2025.

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
September 30, 2025

See accompanying notes to schedule of investments.
(Amounts in thousands)
Reverse Repurchase Agreements
Counterparty Settlement Date Maturity Date
Interest %
(Borrowing Rate) Principal
Payable (Including
Accrued Interest)
Barclays Bank PLC 09/25/25 10/27/25 5.26% $ 2,766 $ (2,768)
Barclays Bank PLC 09/25/25 10/27/25 5.26% 6,960 (6,966)
Barclays Bank PLC 09/25/25 10/27/25 5.21% 1,795 (1,798)
Barclays Bank PLC 09/25/25 10/27/25 5.16% 3,111 (3,114)
J.P. Morgan Securities, LLC 09/29/25 10/29/25 5.30% 6,494 (6,496)
J.P. Morgan Securities, LLC 09/15/25 10/15/25 5.14% 2,158 (2,162)
J.P. Morgan Securities, LLC 09/15/25 10/15/25 5.14% 2,441 (2,447)
J.P. Morgan Securities, LLC 09/15/25 10/15/25 5.14% 10,738 (10,762)
J.P. Morgan Securities, LLC 09/29/25 10/29/25 5.10% 7,526 (7,528)
J.P. Morgan Securities, LLC 09/29/25 10/29/25 5.10% 1,503 (1,503)
Total $ 45,492 $ (45,544)

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
September 30, 2025

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter
1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2022, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following a tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2025

The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are generally fair valued based on a discounted cash flow analysis, direct capitalization method or other income approach, or by a sales comparison or cost approach. The Adviser accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property or the appreciation interest, if any.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined, the Adviser will separately determine the fair value of any other assets and liabilities, including notes payable, of the joint venture. The fair values of notes payable are generally determined by the yield or equity method via discounted cash flow analysis using current market rates derived from observable market data.
The Fund’s ownership interests are valued based on the Fund’s ownership interest in the joint venture’s net assets, including the fair value of the underlying real estate.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Common stock securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)
(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Common stock securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value as of September 30, 2025. These reverse repurchase agreements are generally classified in Level 2 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2025

The following is a summary of the Fund’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of September 30, 2025 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Assets
Private Real Estate Equity $ – $ – $ 123,116 $ 123,116
Private Real Estate Mezzanine Debt – – 17,326 17,326
Private Real Estate Preferred Equity – – 201,997 201,997
Private Real Estate Promissory Notes – – 44,414 44,414
Private Real Estate Senior Debt – – 29,928 29,928
Common Stock 10,390 – – 10,390
Commercial Mortgage-Backed Securities – 176,382 – 176,382
Residential Mortgage-Backed Securities – 54,222 – 54,222
Short-Term Investment 20,884 – – 20,884
Total Assets $ 31,274 $ 230,604 $ 416,781 $ 678,659
Liabilities
Reverse Repurchase Agreements $ – $ (45,544) $ – $ (45,544)
Total Liabilities $ – $ (45,544) $ – $ (45,544)
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation from an
Increase in Input
(1)
Private Real Estate Equity $ 123,116 Direct Capitalization Capitalization Rate
(2)
5.3% Decrease
Discounted Cash Flow Discount Rate
(2)
9.0% - 11.5% (10.7%) Decrease
Sales Comparison Approach Price Per Unit ($) $55 - $156 ($95) Increase
Private Real Estate Mezzanine Debt 17,326 Discounted Cash Flow Discount Rate 15.5% Decrease
Private Real Estate Preferred Equity 201,997 Discounted Cash Flow Discount Rate 9.9% - 16.0% (12.5%) Decrease
Recent Transaction Transaction Price N/A Increase
Liquidation Approach Discount Rate 10.5% Decrease
Liquidation Approach Capitalization Rate 8.5% Decrease
Private Real Estate Promissory Notes 44,414 Discounted Cash Flow Discount Rate 9.5% - 10.0% (9.6%) Decrease
Private Real Estate Senior Debt 29,928 Discounted Cash Flow Discount Rate 13.0% Decrease
Total Investments
$ 416,781
(1)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2)
Represents the significant unobservable input used to fair value the underlying real estate properties of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2025

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Reverse Repurchase Agreements
The Fund may use leverage to provide additional funds to support its investment activities. The Fund may enter into reverse repurchase agreements from a bank or dealer at a specified maturity date, under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of September 30, 2025, the investments in affiliated entities consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. During the nine months ended September 30, 2025, investments in affiliated entities were as follows
(amounts in thousands) :
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2024 $ 132,458 $ 15,068 $ 142,486 $ 147,410 $ 24,390 $ 461,812
Purchases 3,300
(1)
470 66,337 – 29,905 100,012
PIK interest – 1,800 13,557 – – 15,357
Realized gain (loss) 4,106 – – – (143) 3,963
Net change in unrealized appreciation/
depreciation (1,379) (12) (83) 46 18 (1,410)
Sales (15,369) – (20,300) (103,042) (24,242)
(1)
(162,953)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of September 30, 2025 $ 123,116 $ 17,326 $ 201,997 $ 44,414 $ 29,928 $ 416,781
Net change in unrealized appreciation/
depreciation for the nine months ended
September 30, 2025 related to Level 3
investments held at September 30, 2025 $ 2,359 $ (12) $ (81) $ 254 $ 23 $ 2,543
(1)
Includes in-kind transactions.
Majority Owned Subsidiary Investments
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
September 30,
2025
Total
Dividend
Income
Equity
Income 1 TRS, LLC $ 80,766 $ – $ – $ – $ – $ 2,638 $ 83,404 $ –
FR Fairfax, LLC 3,400 – – – – (150) 3,250 –
FR La Brea, LLC – 3,300
(1)
– – – – 3,300 –
Total
$ 84,166 $ 3,300 $ – $ – $ – $ 2,488 $ 89,954 $ –
(1)
Includes in-kind transactions.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
September 30, 2025

Non-Controlled Affiliated Investments
Balance
as of
December
31, 2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
September 30,
2025
Total
Interest
Income
Equity
Fundrise Insight Two, LLC
(1)
$ 1 $ – $ (2) $ 2 $ – $ (1) $ – $ –
Preferred Equity
Fort Meyers Reef Holdings, LLC
(1)
9,549 – – – 451 (4) 9,996 814
Fundrise Busbee Investor, LLC
(1)
7,873 3,869 – – 1,034 (182) 12,594 1,373
Fundrise East Village Investor I, LLC
(1)
1,701 – – – 192 (1) 1,892 194
Fundrise Highlands Investor I, LLC
(1)
1,646 – – – 154 (2) 1,798 203
Fundrise PB Investor I, LLC
(1)
9,842 – – – 1,014 5 10,861 1,065
Fundrise Pelican Investor I, LLC
(1)
1,775 559 – – 224 (22) 2,536 295
Fundrise PSL Investor I, LLC
(1)
12,713 – – – 1,309 1 14,023 1,373
Fundrise VB Investor I, LLC
(1)
8,452 – – – 871 4 9,327 916
RSE Daytona Investor I, LLC
(1)
4,985 – – – 534 (2) 5,517 534
RSE Thompson Reserve Investor I, LLC
(1)
2,019 – (2,159) – 141 (1) – 182
Promissory Notes
FR Beeson, LLC 28,560 – (28,160) – – (400) – 1,219
FR Berry Creek, LLC 6,522 – (6,558) – – 36 – 167
FR Cade’s Bluff, LLC 8,237 – – – – (15) 8,222 588
FR Castlewood, LLC 7,615 – – – – 26 7,641 519
FR Crescent Mills, LLC 7,969 – (8,019) – – 50 – 141
FR Eastwood, LLC 2,414 – (2,422) – – 8 – 50
FR Holmes, LLC 2,756 – (2,789) – – 33 – 63
FR Legacy Hills, LLC 12,844 – (3,500) – – 78 9,422 765
FR Meadow Park, LLC 11,408 – (11,462) – – 54 – 569
FR Providence Gardens, LLC 5,829 – (5,847) – – 18 – 260
FR Tom Miller, LLC 26,188 – (15,000) – – 111 11,299 1,387
FR Trailside, LLC 8,976 – (1,200) – – 54 7,830 544
FR Washington Street, LLC 2,758 – (2,766) – – 8 – 51
FR Willow Landing, LLC 15,143 – (15,126) – – (17) – 984
FR Wilsons Walk, LLC 191 – (193) – – 2 – 11
Total
$ 207,966 $ 4,428 $ (105,203) $ 2 $ 5,924 $ (159) $ 112,958 $ 14,267
(1)
Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.